Property, plant and equipment - Breakdown (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	$ 417	$ 374
Property, plant and equipment held at cost
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	391	347	$ 410
Owner occupied properties held at fair value
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	$ 26	$ 27